Fresh Start Accounting and Effects of Plan - Additional Information (Detail) (USD $)	1 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Feb. 24, 2012 Reorganization Items [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Convertible Preferred Stock [Member] Reorganization Items [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization Items [Member]
Fresh-Start Adjustment [Line Items]
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Growth rate	3.00%
Enterprise value	$ 485,000,000		$ 485,000,000
Debt, renegotiated	384,500,000		563,492,000	519,731,000
Note payable, fair value		13,129,000	74,009,000										6,300,000	6,300,000	56,300,000	56,300,000
Note payable, book value													6,500,000	6,500,000	55,000,000	55,000,000
FreshStartAdjustmentIncreaseDecreaseAccountsPayable													(200,000)	(200,000)	1,300,000	1,300,000
Risk adjusted discount rate													12.50%	12.50%	12.50%	12.50%
Debt instrument outstanding amount			61,400,000	62,800,000	48,800,000				75,916,000	75,000,000	2,900,000	3,000,000
Debt maturity period after plan of reorganization	6 days
Notes payable		10,961,000	74,009,000	30,541,000													9,000,000
Secured Debt				206,000,000		235,000,000	206,000,000	206,000,000	75,916,000									235,000,000	75,000,000
Residual fair value of equity	100,500,000
Equity value allocation, term to liquidity event																	3 years
Equity value allocation, volatility based on public company comparables																	59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate																	0.43%
Equity value allocation, dividend yield																					6.00%
Equity value allocation, discount for lack of marketability																						38.00%
Preferred stock value		57,069,000																		56,400,000	56,400,000
Common stock value																	43,100,000
Warrants value																	1,000,000
Estimated fair value of intangible assets	$ 9,500,000